Share-Based Compensation - 10Q	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation	Share-based Compensation
The Company’s 2015 Equity Incentive Plan (the “2015 Plan”) authorizes the board of managers or a committee of the board of managers to grant options to acquire common stock (“share-based awards”), to eligible employees, outside directors and consultants of the Company. The 2015 Plan reserves 166,666 shares for issuance. As of December 31, 2020, 141,836 shares remained available for future grants.
Share-based awards generally vest over a period of one to three years, and share-based awards that lapse or are forfeited are available to be granted again. The contractual life of all share-based awards is 10 years. The expiration dates of the outstanding share-based awards range from January 2028 to May 2030.
The Company measures share-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the service period of the awards. Share-based compensation is allocated to employees and consultants based on their respective departments. All board of directors’ compensation is charged to general and administrative expense.
The Company recorded share-based compensation expense of $75,000 and $29,000 in research and development and general and administrative expense, respectively, during the year ended December 31, 2020. The Company recorded share-based compensation expense of $29,000 and $16,000 in research and development and general and administrative expense, respectively, during the year ended December 31, 2019.
The assumptions used in the Black-Scholes option pricing model to determine the fair value of share-based awards granted to employees during 2020 were as follows:

2020
Volatility	97.86%
Risk free rate	0.51%
Expected term	5.44
Dividend	—
Fair value of common stock	13.55
The following table summarizes the share-based award activity for the periods presented:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2019	10,414	$20.67	8.2
Granted	14,416	$15.79
Outstanding at December 31, 2020	24,830	$17.84	8.4
Exercisable at December 31, 2020	15,724	$18.37	8.0
Vested and expected to vest at December 31, 2020	24,830	$17.84	8.4
The weighted average fair value of share-based awards granted during the year ended December 31, 2020 was $9.34. No options were granted in 2019. As of December 31, 2020, the unrecognized compensation cost related to outstanding share-based awards was $0.1 million and is expected to be recognized as expense over a weighted-average period of approximately 1.17 years.
Restricted Stock Units
The Company issues restricted stock units (“RSU”) to employees and consultants that generally vest monthly over one to three-year periods. The fair value of an RSU is equal to the fair market value price of the Company’s common stock on the date of grant. RSU expense is amortized straight-line over the service period.
The following table summarizes activity related to RSU share-based payment awards:

	Number of RSUs	Weighted Average Grant Date Fair value
Unvested balance at January 1, 2019	20,366	$ 16.44
Vested	20,336	$ 16.44
Unvested balance at December 31, 2019	—
Granted	177	$ 13.55
Vested	132	$ 13.55
Unvested balance at December 31, 2020	45	$ 13.55
The Company recorded share-based compensation expense of $1,800 and $0.3 million in general and administrative expense for the years ended December 31, 2020 and 2019, respectively, related to RSUs. As of December 31, 2020, the total unrecognized expense related to all RSUs was $400, which the Company expects to recognize over a weighted-average period of 0.25 years.
Share-based Compensation
In April 2021, Context Therapeutics Inc. adopted the 2021 Long-Term Incentive Plan (“2021 Incentive Plan”). Under the 2021 Incentive Plan, the Company can grant stock options, stock appreciation rights, restricted stock, restricted stock and stock grants. The 2021 Incentive Plan allows for the issuance of up to 1,266,092 shares of common stock (the “Share Limit”). The Share Limit will automatically increase on January 1st of each year, during the term of the 2021 Incentive Plan, commencing on January 1 of the year following the year in which the effective date occurs, in an amount equal to four percent (4%) of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year; provided that the Board may determine that there will be no such increase or a smaller increase for any particular year. As of September 30, 2021, 783,733 shares remained available for future grants.
Share-based awards generally vest over a period of one to three years, and share-based awards that lapse or are forfeited are available to be granted again. The contractual life of all share-based awards is ten years. The expiration dates of the outstanding share-based awards range from January 2028 to April 2031.
The Company measures share-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the service period of the awards. Share-based compensation is allocated to employees and consultants based on their respective departments. All board of directors’ compensation is charged to general and administrative expense.
The Company recorded share-based compensation expense related to the issuance of options of $18,000 and $0.1 million in research and development and general and administrative expense, respectively, during the three months ended September 30, 2021 and $26,000 and $4,000 in research and development and general and administrative expense, respectively, during the three months ended September 30, 2020. The Company recorded share-based compensation expense related to the issuance of options $0.1 million and $0.2 million in research and development and general and administrative expense, respectively, during the nine months ended September 30, 2021 and $0.1 million and $12,000 in research and development and general and administrative expense, respectively, during the nine months ended September 30, 2020.
The assumptions used in the Black-Scholes option pricing model to determine the fair value of share-based awards granted to employees during the nine months ended September 30, 2021 and 2020, respectively, were as follows:

	2021	2020
Volatility	97.50%	97.86%
Risk free rate	1.03%	0.51%
Expected term	5.77	5.44
Dividend	—	—
Fair value of common stock	$4.92	$12.87
The following table summarizes the share-based award activity for the periods presented:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at January 1, 2021	24,830	$17.84	8.4
Granted	411,607	$4.95
Outstanding at September 30, 2021	436,437	$5.69	9.5
Exercisable at September 30, 2021	90,765	$8.08	9.1
Vested and expected to vest at September 30, 2021	436,437	$5.69	9.5
The weighted average fair value of share-based awards granted during the nine months ended September 30, 2021 and 2020 was $3.76 and $9.34, respectively. As of September 30, 2021, the unrecognized compensation cost related to outstanding share-based awards was $1.4 million and is expected to be recognized as expense over a weighted-average period of approximately 1.78 years.
Restricted Stock Units
The Company issues restricted stock units (“RSU”) to employees and consultants that generally vest monthly over one to three-year periods. The fair value of an RSU is equal to the fair market value price of the Company’s common stock on the date of grant. RSU expense is amortized straight-line over the service period.
The following table summarizes activity related to RSU share-based payment awards:

	Number of RSUs	Weighted Average Grant Date Fair value
Unvested balance at January 1, 2021	45	$13.55
Granted	50,096	$1.74
Vested	16,743	$1.74
Unvested balance at September 30, 2021	33,398	$1.74
The Company recorded share-based compensation expense of $10,000 and $25,000 in research and development expense for the three and nine months ended September 30, 2021 related to RSUs. As of September 30, 2021, the total unrecognized expense related to all RSUs was $0.1 million, which the Company expects to recognize over a weighted-average period of 1.29 years.